IMPAIRMENT OF LONG-LIVED ASSETS - Reversal or recognition of Impairment loss Generation Segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	R$ 7,882,628
Balance at end of the year	7,033,696	R$ 7,882,628
Generation
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	7,566,340	7,362,856	R$ 7,664,371
Additions	263,757	810,310	607,081
Reversals	(739,163)	(368,646)	(904,212)
Write-Offs	(437)	(238,180)	(4,384)
Transfers	(125,872)
Balance at end of the year	6,964,625	7,566,340	7,362,856
Generation | UTN Angra 3
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	4,508,764
Balance at end of the year	4,508,764	4,508,764
Generation | NPP Angra 3
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	4,508,764	4,508,764
Balance at end of the year	4,508,764	4,508,764	4,508,764
Generation | Angra 3
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year		4,508,764	4,046,642
Additions			462,122
Balance at end of the year			4,508,764
Generation | TPP Candiota
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	796,045	184,629
Additions	258,261	611,416
Balance at end of the year	1,054,306	796,045	184,629
Generation | Candiota Fase B
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	321,020	342,114	388,006
Reversals	(15,242)	(21,094)	(45,892)
Balance at end of the year	305,778	321,020	342,114
Generation | Candiota Fase C
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year		184,629	68,706
Additions			115,923
Balance at end of the year			184,629
Generation | Casa Nova I
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	292,763	345,893	345,893
Reversals	(35,184)	(53,130)
Balance at end of the year	257,579	292,763	345,893
Generation | Livramento
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	126,294	117,866	326,698
Additions		8,428	6,508
Reversals	(422)		(215,340)
Transfers	(125,872)
Balance at end of the year		126,294	117,866
Generation | Complexo Elico Pindai
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	100,428
Reversals	(100,428)
Balance at end of the year		100,428
Generation | Complexo Elico Pindai I
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	99,263
Additions		99,263
Balance at end of the year		99,263
Generation | Eolica Coxilha Seca
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	27,462
Reversals	(26,198)
Balance at end of the year	1,264	27,462
Generation | Casa Nova II
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	49,154	16,492
Additions		32,662
Reversals	(49,154)
Balance at end of the year		49,154	16,492
Generation | PCH Santo Cristo
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year		14,148
Write-Offs		(14,148)
Balance at end of the year			14,148
Generation | Casa Nova III
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	25,730
Additions		25,730
Reversals	(25,730)
Balance at end of the year		25,730
Generation | Others
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	201,530	556,706	626,364
Additions	5,496		22,528
Reversals	(5,664)		(87,802)
Write-Offs	(437)		(4,384)
Balance at end of the year	200,925	201,530	556,706
Generation | Others
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	305,249	283,639
Additions		21,610
Balance at end of the year		305,249	283,639
Generation | HPP Samuel
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	98,804	87,603	306,866
Additions		11,201
Reversals	(98,804)		(219,263)
Balance at end of the year		98,804	87,603
Generation | HPP Batalha
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	298,058	376,680	377,005
Reversals	(149,105)	(78,622)	(325)
Balance at end of the year	148,953	298,058	376,680
Generation | TPP Santa Cruz
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	402,769	618,569	731,988
Reversals	(123,390)	(215,800)	(113,419)
Balance at end of the year	279,379	402,769	618,569
Generation | HPP Simplicio
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year			198,940
Reversals			(198,940)
Generation | TPP Camacari
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year		224,032	247,263
Reversals			(23,231)
Balance at end of the year			224,032
Generation | TPP Carracari
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year		224,032
Write-Offs		(224,032)
Balance at end of the year			224,032
Generation | TPP Coaracy Nunes
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	71,007	71,007
Balance at end of the year	71,007	71,007	71,007
Generation | SHP Joao Borges
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	42,103
Reversals	(42,103)
Balance at end of the year		42,103
Generation | TPP Maua Bloco 4
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	49,372	49,372
Balance at end of the year	49,372	49,372	49,372
Generation | TPP Maua Bloco 1
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	41,040	41,040
Balance at end of the year	41,040	41,040	41,040
Generation | TPP Passo Sao Joao
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	34,750	34,750
Balance at end of the year		34,750	34,750
Generation | HPP Passo Sao Joao
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	34,987
Reversals	(34,987)
Balance at end of the year		34,987
Generation | SHP Rio Chapeu
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	32,752
Reversals	(32,752)
Balance at end of the year		32,752
Generation | TPP Aparecida Oleo
IMPAIRMENT OF LONG-LIVED ASSETS
Balance at beginning of the year	46,258	46,258
Balance at end of the year	R$ 46,258	R$ 46,258	R$ 46,258